Notes Payable (Tables)	3 Months Ended	15 Months Ended
	Mar. 29, 2014	Mar. 29, 2014
Convertible Note Payable [Table Text Block]
	March 29, 2014	December 28, 2013
Balance, beginning	$476,614	$-
Principal	-	655,804
Interest	27,927	23,781
Repayment	-	(48,326)
Beneficial conversion feature	-	(188,140)
Accretion expense – beneficial conversion feature	150,372	33,495
Bonus shares issued	(131,744)	-
Accretion expense – bonus shares issued	24,006	-
Effect of foreign exchange	(15,139)	-
	$532,036	$476,614

December 28, 2013
Principal	$669,335
Interest	23,781
Repayment	(47,885)
Beneficial conversion feature	(188,140)
Accretion expense	33,495
Effect of foreign exchange	(13,872)
$476,614